Business Acquisition and Goodwill (Details)					1 Months Ended		12 Months Ended
	Jan. 31, 2024 USD ($)	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 CNY (¥) shares	Dec. 23, 2022 shares	Jan. 19, 2024 USD ($)	Jul. 31, 2023 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 01, 2023
Business Acquisition and Goodwill [Line Items]
Conversion ratio				0.7807324			0.7807324
Agreed purchase price (in Dollars)							$ 30,000,000
Revenue (in Dollars)							42,537,106	$ 59,794,661	$ 82,249,571
Net income (in Dollars)							(18,671,528)	(83,084,079)	$ (6,699,611)
Cash consideration (in Dollars)						$ 247,688
Business Combination [Member]
Business Acquisition and Goodwill [Line Items]
Percentage of equity interest				96.79%
BJY [Member]
Business Acquisition and Goodwill [Line Items]
Number of shares issued (in Shares) | shares				805,200
Reverse Acquisition of Fuwei [Member]
Business Acquisition and Goodwill [Line Items]
Assets and liabilities held for sale costs (in Dollars)										$ 520,000
Total consideration										$ 27,106,447
Aoji Holdings Co., Ltd [Member]
Business Acquisition and Goodwill [Line Items]
Assets and liabilities held for sale costs (in Dollars)							520,000
Beijing Hydrogen [Member]
Business Acquisition and Goodwill [Line Items]
Percentage of equity interest		100.00%	100.00%
Agreed purchase price (in Dollars)							$ 15,136
Total consideration		$ 473,000	¥ 3,245,750
Revenue (in Dollars)								4,524,672
Net income (in Dollars)								2,078,315
Wuhan Xinwanlian Technology Co., Ltd. [Member]
Business Acquisition and Goodwill [Line Items]
Equity interest						100.00%
Revenues (in Dollars)								1,926,137
Net loss (in Dollars)								$ 535,534
Baijiayi Digital Technology (Henan) Co., Ltd.[Member]
Business Acquisition and Goodwill [Line Items]
Equity interest	51.00%
Cash consideration (in Dollars)
Maximum [Member]
Business Acquisition and Goodwill [Line Items]
Exchange rate										1
Maximum [Member] | Beijing Hydrogen [Member]
Business Acquisition and Goodwill [Line Items]
Exchange rate											1
Maximum [Member] | Wuhan Xinwanlian Technology Co., Ltd. [Member]
Business Acquisition and Goodwill [Line Items]
Exchange rate						1
Maximum [Member] | Baijiayi Digital Technology (Henan) Co., Ltd.[Member]
Business Acquisition and Goodwill [Line Items]
Exchange rate	1
Minimum [Member]
Business Acquisition and Goodwill [Line Items]
Exchange rate										0.145
Minimum [Member] | Beijing Hydrogen [Member]
Business Acquisition and Goodwill [Line Items]
Exchange rate											0.141
Minimum [Member] | Wuhan Xinwanlian Technology Co., Ltd. [Member]
Business Acquisition and Goodwill [Line Items]
Exchange rate						0.14
Minimum [Member] | Baijiayi Digital Technology (Henan) Co., Ltd.[Member]
Business Acquisition and Goodwill [Line Items]
Exchange rate	0.14
Class A Ordinary Shares [Member]
Business Acquisition and Goodwill [Line Items]
Warrants (in Shares) | shares							179,649
Class A Ordinary Shares [Member] | BJY [Member]
Business Acquisition and Goodwill [Line Items]
Number of shares issued (in Shares) | shares				259,361
Class A Ordinary Shares [Member] | Reverse Acquisition of Fuwei [Member]
Business Acquisition and Goodwill [Line Items]
Warrants (in Shares) | shares				179,649
Class A Ordinary Shares [Member] | Beijing Hydrogen [Member]
Business Acquisition and Goodwill [Line Items]
Number of shares issued (in Shares) | shares		18,047	18,047
Class B Ordinary Shares [Member] | BJY [Member]
Business Acquisition and Goodwill [Line Items]
Number of shares issued (in Shares) | shares				545,840
Acquisition of BaiJiaYi [Member]
Business Acquisition and Goodwill [Line Items]
Revenues (in Dollars)
Net loss (in Dollars)							$ 2,360
Baijiayun Group Ltd [Member]
Business Acquisition and Goodwill [Line Items]
Percentage of equity interest agreed to transfer				3.21%
Conversion ratio				0.7807324
Baijiayun Group Ltd [Member] | Reverse Acquisition of Fuwei [Member]
Business Acquisition and Goodwill [Line Items]
Percentage of equity interest agreed to transfer										3.21%